Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000022323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I $27,182
C000022324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S $26,544
C000022322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I $11,898
C000022326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I $17,332
C000022327
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S $16,943
C000022328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I $29,548
C000035621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S $28,868
Without Sales Load [Member] | C000022323
Average Annual Return [Line Items]
Average Annual Return, Percent	24.02%	10.56%	10.52%
Without Sales Load [Member] | C000022324
Average Annual Return [Line Items]
Average Annual Return, Percent	23.76%	10.35%	10.25%
Without Sales Load [Member] | C000022322
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	2.11%	1.75%
Without Sales Load [Member] | C000022326
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	7.11%	5.65%
Without Sales Load [Member] | C000022327
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%	6.88%	5.41%
Without Sales Load [Member] | C000022328
Average Annual Return [Line Items]
Average Annual Return, Percent	25.84%	13.97%	11.44%
Without Sales Load [Member] | C000035621
Average Annual Return [Line Items]
Average Annual Return, Percent	25.52%	13.68%	11.18%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%	11.54%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Average Annual Return, Percent	15.34%	9.92%	9.63%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%	11.54%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Average Annual Return, Percent	15.34%	9.92%	9.63%
Nueberger Index: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,750
Average Annual Return, Percent	4.36%	1.58%	1.63%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%	8.10%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Average Annual Return, Percent	15.34%	9.92%	9.63%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%	8.10%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Average Annual Return, Percent	15.34%	9.92%	9.63%